Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 12, 2012
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Oct. 12, 2012
Document Creation Date	dei_DocumentCreationDate	Oct. 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 12, 2012
Pring Turner Business Cycle ETF (Prospectus Summary) | Pring Turner Business Cycle ETF | Pring Turner Business Cycle ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBIZ